PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of Prepaid Expenses and Other Current Assets
	June 30,	December 31,
	2024	2023
	(unaudited)
Security deposits	$62,379	$83,691
Prepaid expenses	37,576	15,548
Other receivables	161,148	197,340
Subtotal	261,103	296,579
Allowance for doubtful accounts	(161,149)	(181,847)
Prepaid expenses and other current assets, net	$99,954	$114,732

Schedule of Allowance for Prepaid Expenses and Other Current Assets
	June 30,	December 31,
	2024	2023
Movement of allowance for doubtful accounts	(unaudited)
Beginning balance	$181,847	$120,353
Additions	-	65,105
Reversal	(16,631)	-
Exchange rate difference	(4,067)	(3,611)
Ending balance	$161,149	$181,847